Group information - Consolidation of structured entities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FIDC TAPSO [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%	99.00%
FIDC TAPSO [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%	100.00%
FIDC TAPSO [Member] | Mezzanine Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group		100.00%
FIDC TAPSO II [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	0.00%	100.00%
FIDC SOMA [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	0.00%	100.00%
FIDC SOMA III [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%	100.00%
FIDC SOMA III [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
STONE FIM CP [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%	0.00%
FIC FIM STONECO [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC ACR I [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	7.00%	100.00%
FIDC ACR I [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC ACR III [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	0.00%	100.00%
FIDC ACR V [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	0.00%	100.00%
FIDC ACR VI [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	0.00%	100.00%
FIDC ACR FAST | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	4.00%	3.00%
FIDC ACR FAST | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%	100.00%